Shareholder Fees {- Fidelity Value Discovery K6 Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Value Discovery K6 Fund PRO-07 | Fidelity Value Discovery K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none